Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolios from 3.50% to 4.00%; and (ii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%

***

The following tables replace the "Example" tables with respect to Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Core Fixed Income Portfolio

	1 Year	3 Years
Class H	$474	$630

Core Plus Fixed Income Portfolio

	1 Year	3 Years
Class H	$489	$679

Limited Duration Portfolio

	1 Year	3 Years
Class H	$482	$657

***

The first sentence of each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $25,000 for Class H and $1,000 for Class L shares of the Portfolio.

***

The first paragraph under the section of the Prospectus newly entitled "Purchasing Class L Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $1,000 for Class L shares of the Portfolios.

***

The fifth sentence of the second paragraph under the section of the Prospectus entitled "Purchasing Class H Shares" is hereby deleted and replaced with the following:

Class H shares are subject to a sales charge equal to a maximum of 4.00% calculated as a percentage of the offering price on a single transaction as shown in the table below.

***

The front end sales charge table located under the section of the Prospectus entitled "Purchasing Class H Shares" is hereby deleted and replaced with the following:

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

Please retain this supplement for future reference.

  IFTFISPT2 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2012 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved a decrease in the minimum initial investment amount for Class L shares of the Portfolio from $25,000 to $1,000. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

The first sentence of the second paragraph under the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $25,000 for Class H and $1,000 for Class L shares of the Portfolio.

***

The first paragraph under the section of the Prospectus newly entitled "Purchasing Class L Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $1,000 for Class L shares of the Portfolio.

Please retain this supplement for future reference.

  IFTMCGHLSPT1 1/13

Statement of Additional Information Supplement

January 14, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated April 30, 2012 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Limited Duration Portfolio
Mid Cap Growth Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved an increase in the maximum initial sales charge on purchases of Class H shares of the Core Fixed Income, Core Plus Fixed Income and Limited Duration Portfolios from 3.50% to 4.00%. As a result, the following changes to the Statement of Additional Information ("SAI") are effective as of February 25, 2013:

The first sentence of the third paragraph under the section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

Class H shares are subject to a sales charge equal to a maximum of 4.00% (4.75% with respect to Mid Cap Growth Portfolios) calculated as a percentage of the offering price.

The section of the Fund's SAI entitled "Distribution and Shareholder Services Plans—Revenue Sharing" is hereby deleted and replaced with the following:

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to Morgan Stanley Smith Barney LLC, a majority-owned broker-dealer subsidiary of Morgan Stanley, certain insurance companies and/or other affiliated and unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by an Intermediary, granting the Distributor access to an Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of an Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC.

(2)  on Class P, Class H and Class L shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.16% of the total average monthly net asset value of such shares.

(3)  on Class I shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares.

(4)  On Class I and Class P shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee in an amount up to 0.08% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, include an ongoing annual fee in an amount up to 0.13% of the total average monthly net asset value of any Class I, Class P, Class H and Class L shares of the Portfolios held in such Intermediary accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Morgan Stanley Smith Barney LLC other Intermediaries may provide Morgan Stanley Smith Barney LLC or other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which Morgan Stanley Smith Barney LLC or other Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolios or the amount that the Portfolios receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney LLC and other Intermediaries as to their compensation.

Please retain this supplement for future reference.